Accounts Receivable (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Accounts receivable, gross	$ 30,036,448	$ 32,011,536
Less: allowance for doubtful accounts
Accounts receivable	$ 30,036,448	$ 32,011,536